Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]

	December 31, 2020		December 31, 2019
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	488	85	91	917
Financial instrument (non-current asset)	3,002	31,069	2,880	21,570
Financial instrument (current liability)	83	1,045	47	801
Financial instrument (non-current liability)	—	3,743	—	1,672

Fair Value of Company's Publicly Traded Debt

The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2020 and 2019, which is considered to be level 1 in the fair value hierarchy.

	2020		2019
Carrying value	Ps.	188,665	Ps.	117,951
Fair value		208,134		124,038

Disclosure of Outstanding Interest Rate Swap Agreements

At December 31, 2020, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2020	December 31, 2020
2021	Ps.	449	Ps. (6)	Ps.	—
2022		458	(16)		—
2023		12,918	(492)		—
2024		2,294	(126)		—

At December 31, 2019, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	4,365	Ps.	(142)	Ps.	—
2021		405		(24)		—
2022		414		(20)		—
2023		12,770		(79)		245
2024		3		—		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

At December 31, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2020		December 31, 2020
2021	Ps.	9,042	Ps.	(1,040)	Ps.	4
2022		66		(41)		—
2023		23		(2)		—
2024		2		—		—

At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	8,447	Ps.	(292)	Ps.	34
2021		215		—		27
2022		52		—		5

Summary of Outstanding Collar Options to Purchase Foreign Currency

At December 31, 2019, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	107	Ps.	—	Ps.	2

Disclosure of Outstanding Cross Currency Swap Agreements

At December 31, 2020, the Company had the following outstanding cross – currency swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2020	December 31, 2020
2021	Ps.	4,575	Ps. (5)	Ps.	169
2022		376	—		23
2023		24,103	—		10,808
2024		1,577	(9)		264
2025		10,750	(2,481)		—
2027		6,982	(464)		80
2029		1,519	—		122
2030		3,790	(107)		192
2043		8,869	—		2,706

At December 31, 2019, the Company had the following outstanding cross – currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2019		December 31, 2019
2020	Ps.	17,252	Ps.	(307)	Ps.	883
2021		702		—		49
2022		375		—		3
2023		23,466		(594)		7,122
2024		1,788		(53)		—
2026		772		(63)		—
2027		6,596		(843)		—
2029		1,371		—		121
2043		8,869		—		576

Disclosure of Fair Value of Commodity Price Contracts

At December 31, 2020, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2020		December 31, 2020
2021	Ps.	1,260	Ps.	(18)	Ps.	275
2022		366		—		70

At December 31, 2019, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Asset
Maturity Date	Amount		December 31, 2019
2020	Ps.	1,554	Ps.	53
2021		98		15

At December 31, 2020, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Asset
	Notional		December 31,
Maturity Date	Amount		2020
2021	Ps.	695	Ps.	125
2022		99		17

At December 31, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2019
2020	Ps.	394	Ps.	4

At December 31, 2020, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2020
2021	Ps.	729	Ps.	(65)

At December 31, 2019, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2019
2020	Ps.	320	Ps.	(28)

Disclosure of Detailed Information about Treasury Lock Contracts

At December 31, 2019, the Company had the following outstanding treasury locks agreements:

			Fair Value Liability		Fair Value Asset
	Notional		December 31,		December 31,
Maturity Date	Amount		2020		2020
2020	Ps.	10,365	Ps.	—	Ps.	102

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

10 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated
	Income Statement	2020		2019		2018
Cross currency swaps (1)	Interest expense	Ps.	(109)	Ps.	199	Ps.	157
Cross currency swaps (1)	Foreign exchange		1,212		480		642
Interest rate swaps	Interest expense		(163)		515		—
Forward agreements to purchase foreign currency	Foreign exchange		(167)		(116)		(87)
Commodity price contracts	Cost of goods sold		(129)		(391)		(258)
Options to purchase foreign currency	Cost of goods sold		8		(63)		(8)
Forward agreements to purchase foreign currency	Cost of goods sold		839		(163)		240
Treasury locks	Interest expense		153		—		—

This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

21.11 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

	Impact in Consolidated
Derivative	Income Statement	2020		2019		2018
Forward agreements to purchase foreign currency	Market value gain (loss) on financial statements	Ps.	—	Ps.	4	Ps.	(12)
Cross currency swaps	Market value (loss) on financial statements		(212)		(293)		(116)

21.12 Net effect of expired contracts that did not meet the criteria for hedge accounting purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2020		2019		2018
Cross-currency swaps	Market value loss on financial instruments	Ps.	(212)	Ps.	(293)	Ps.	(186)
Embedded derivatives	Market value gain on financial instruments		—		4		—

Summary of Sensitivity Analysis of Interest Rate Risks Management

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2020
FEMSA (2)	(100 Bps.)	Ps.	(354)

2019
FEMSA (2)	(100 Bps.)	Ps.	(432)
Coca-Cola FEMSA	(100 Bps.)		(37)

2018
FEMSA (2)	(100 Bps.)	Ps.	(359)
Coca-Cola FEMSA	(100 Bps.)		(1,976)
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2020		2019		2018
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(110)	Ps.	(50)	Ps.	(145)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2020.

											2026 and
	2021		2022		2023		2024		2025		thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	5,646	Ps.	4,981	Ps.	45,553	Ps.	2,746	Ps.	4,306	Ps.	191,771
Loans from Banks		6,605		1,310		558		2,825		3,772		5,640
IFRS 16 lease obligation		89		53		38		31		24		—
Derivative financial liabilities		1,621		1,472		(3,700)		1,185		2,546		(10,457)

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates

As of December 31, 2020, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	2,887	1,892	2
Average exchange rate MXN/USD	23.26	23.46	20.01
Net exposure	910	601	43
Average exchange rate BRL/USD	5.33	5.20	4.53
Net exposure	511	212	—
Average exchange rate COP/USD	3,750	3,740	—
Net exposure	96	—	—
Average exchange rate ARS/USD	92.97	—	—
Net exposure	225	58	—
Average exchange rate URY/USD	45.92	45.69	—
Foreign exchange currency swap contracts
Net exposure	—	—	44,107
Average exchange rate MXN/USD	—	—	14.70
Net exposure	58	—	9,652
Average exchange rate BRL/USD	5.15	—	4.00
Net exposure	—	71	981
Average exchange rate BRL/MXN	—	0.26	0.26
Net exposure	404	709	1,688
Average exchange rate COP/USD	3,454	2,992	3,296
Net exposure	—	3,333	1,519
Average exchange rate CLP/USD	—	696.02	677.00
Interest rate risk
Interest rate swaps
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	—	—	4,716
Interest rate average CLP	—	—	4.95%
Commodities risk
Aluminum	325	370	99
Average price (USD/Ton)	1,654	1,720	1,740
Sugar	869	391	365
Average price (USD cent/Lb)	12.13	11.87	12.17
PX+MEG	364	364	—
Average price (USD /Ton)	730	730	—

As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	4,373	Ps.	2,086	Ps.	—
Average exchange rate MXN/USD		20.00		20.20		—
Net exposure		746		378		267
Average exchange rate BRL/USD		4.05		4.19		4.44
Net exposure		220		85		—
Average exchange rate COP/USD		3,491		3,460		—
Net exposure		137		—		—
Average exchange rate ARS/USD		79.23		—		—
Net exposure		335		87		—
Average exchange rate URY/USD		37.55		40.03		—
Foreign exchange currency option contracts
Net exposure		107		—		—
Average exchange rate COP/USD		3,252		—		—
Foreign exchange currency swap contracts
Net exposure		9,423		—		18,428
Average exchange rate MXN/USD		19.54		—		15.93
Net exposure		—		4,365		9,140
Average exchange rate BRL/USD		—		3.41		4.00
Net exposure		—		84		1,195
Average exchange rate BRL/MXN		—		0.21		0.21
Net exposure		—		—		2,403
Average exchange rate COP/USD		—		—		3,075
Net exposure		—		3,007		1,371
Average exchange rate CLP/USD		—		696.02		677.00
Interest rate risk
Interest rate swaps
Net exposure		—		4,365		—
Interest rate average BRL		—		8.34%		—%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		—		2,197
Interest rate average CLP		—%		—		6.26%
Commodities risk
Aluminum		276		118		—
Average price (USD/Ton)		1,796		1,812		—
Sugar		1,192		361		98
Average price (USD cent/Lb)		13.09		12.73		13.45
PX+MEG		160		160		—
Average price (USD /Ton)		848		848		—

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges

	Hedging		Costs of hedging
	reserve		reserve
Balances at beginning of the period	Ps.	431	Ps.	—
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		82		—
Foreign exchange currency risk – Other stock		(626)		—
Interest rate risk		2,991		—
The amounts included in non-financial costs:
Taxes due to changes in reserves during the period		12		—
Balances at the end of the period	Ps.	2,890	Ps.	—

Schedule of Reconciliation of Each Component of Equity and Analysis of Other Comprehensive Income

	Foreign
	exchange		Foreign		Cross-currency		Interest		Treasury		Commodity		Total holders		Non-controlling
	forward contracts		currency option		swaps		rate swaps		Lock contracts		price contracts		of the parent		interest		Total
As at January 1, 2019	Ps.	53	Ps.	17	Ps.	1,296	Ps.	351	Ps.	—	Ps.	(136)	Ps.	1,065	Ps.	(120)	Ps.	945
Financial instruments – purchases		(244)		2		78		—		102		29		(33)		(71)		(104)
Change in fair value of financial instruments recognized in OCI		—		—		(77)		(416)		—		3		(490)		(1,101)		(1,591)
Amount reclassified from OCI to profit or loss		(68)		(26)		451		36		—		198		591		631		1,222
Foreign currency revaluation of the net foreign operations		—		—		(176)		—		—		—		(176)		(93)		(269)
Effects of changes in foreign exchange rates		—		—		30		9		—		3		42		22		64
Tax effect		103		7		—				(31)		(74)		(465)		195		(270)
As at December 31, 2019	Ps.	(156)	Ps.	—	Ps.	1,602	Ps.	(20)	Ps.	71	Ps.	23	Ps.	534	Ps.	(537)	Ps.	(3)
Financial instruments – purchases		(840)		2		(2,145)		—		—		351		(2,632)		(170)		(2,803)
Change in fair value of financial instruments recognized in OCI		(483)		—		6,922		(762)		—		9		5,686		1,425		7,387
Amount reclassified from OCI to profit or loss		277		(2)		2,461		129		(102)		(37)		2,726		943		3,670
Foreign currency revaluation of the net foreign operations		—		—		(3,588)		—		—		—		(3,588)		(1,893)		(3,588)
Effects of changes in foreign exchange rates		7		—		92		14		—		(8)		105		55		(1,846)
Tax effect		163		—		—				31		(108)		(977)		(106)		(1,246)
As at December 31, 2020	Ps.	(1,032)	Ps.	—	Ps.	5,344	Ps.	(639)	Ps.	—	Ps.	230	Ps.	1,854	Ps.	(283)	Ps.	1,571

Market risk [member]
Statement [Line Items]
Disclosure of Sensitivity Analysis of Market Risks Management

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2020
FEMSA (1)	+19% MXN/EUR	Ps.	327
	‑19% MXN/EUR		(327)
	+21% BRL/USD		240
	‑21% BRL/USD		(240)
Coca-Cola FEMSA	+19% MXN/USD		884
	‑19% MXN/USD		(884)
	+21% BRL/USD		357
	‑21% BRL/USD		(357)
	+9% UYU/USD		21
	‑9% UYU/USD		(21)
	+16% COP/USD		142
	‑16% COP/USD		(142)
	+2% ARS/USD		2
	‑2% ARS/USD		(2)

2019
FEMSA (1)	+9% MXN/EUR	Ps.	57
	‑9% MXN/EUR		(57)
	+13% BRL/USD		202
	‑13% BRL/USD		(202)
Coca-Cola FEMSA	+9% MXN/USD		739
	‑9% MXN/USD		(739)
	+13% BRL/USD		155
	‑13% BRL/USD		(155)
	+5% UYU/USD		23
	‑5% UYU/USD		(23)
	+10% COP/USD		54
	‑10% COP/USD		(54)
	+25% ARS/USD		88
	‑25% ARS/USD		(88)

2018
FEMSA (1)	+12 MXN/EUR	Ps.	116
	‑12% MXN/EUR		(116)
Coca-Cola FEMSA	+13% MXN/USD		668
	‑13% MXN/USD		(668)
	+16% BRL/USD		413
	‑16% BRL/USD		(413)
	+8% UYU/USD		46
	‑8% UYU/USD		(46)
	+12% COP/USD		2
	‑12% COP/USD		(2)
	+27% ARS/USD		522
	‑27% ARS/USD		(522)
(1)	Does not include Coca-Cola FEMSA.

	Change in
Cross Currency Swaps (1) (2)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2020
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	717
	‑13% CLP/USD		—		(717)
	+19% MXN/USD		—		6,381
	‑19% MXN/USD		—		(6,381)
	+16% COP/USD		—		426
	‑16% COP/USD		—		(426)
	+19% MXN/BRL		—		238
	‑19% MXN/BRL		—		(238)
Coca-Cola FEMSA	+19% MXN/USD		5,507		—
	‑19% MXN/USD		(5,507)		—
	+21% BRL/USD		2,161		—
	‑21% BRL/USD		(2,161)		—

2019
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	546
	‑11% CLP/USD		—		(546)
	+9% MXN/USD		—		1,805
	‑9% MXN/USD		—		(1,805)
	+10% COP/USD		—		286
	‑10% COP/USD		—		(286)
	+13% MXN/BRL		—		177
	‑13% MXN/BRL		—		(177)
Coca-Cola FEMSA	+9% MXN/USD		2,315		—
	‑9% MXN/USD		(2,315)		—
	+13% BRL/USD		645		—
	‑13% BRL/USD		(645)		—

2018
FEMSA (3)	+10% CLP/USD	Ps.	—	Ps.	368
	‑10% CLP/USD		—		(368)
	+13% MXN/USD		—		2,706
	‑13% MXN/USD		—		(2,706)
	+12% COP/USD		—		283
	‑12% COP/USD		—		(283)
	+15% MXN/BRL		—		27
	‑15% MXN/BRL		—		(27)
Coca-Cola FEMSA	+13% MXN/USD		3,130		—
	‑13% MXN/USD		(3,130)		—
	+16% BRL/USD		9,068		—
	‑16% BRL/USD		(9,068)		—
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (1)	Exchange Rate	Effect on Profit or Loss
2020
FEMSA (2)	+18% EUR/ +19 % USD	Ps.	8,827
	‑18% EUR/ -19 % USD		(8,827)
Coca-Cola FEMSA	+18% USD		5,755
	‑18% USD		(5,755)

2019
FEMSA (2)	+9% EUR/ +9 % USD	Ps.	3,833
	‑9% EUR/ -9 % USD		(3,833)
Coca-Cola FEMSA	+8% USD		940
	‑8% USD		(940)

2018
FEMSA (2)	+12% EUR/ +13 % USD	Ps.	8,596
	‑12% EUR/ -13 % USD		(8,596)
Coca-Cola FEMSA	+13% USD		1,868
	‑13% USD		(1,868)
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts (1)	U.S.$ Rate	Effect on Equity
2020
Coca-Cola FEMSA	Sugar - 32%	Ps.	(515)
	Aluminum - 16%	Ps.	(289)

2019
Coca-Cola FEMSA	Sugar - 24%	Ps.	(255)
	Aluminum - 15%	Ps.	(1,164)

2018
Coca-Cola FEMSA	Sugar - 30%	Ps.	(341)
	Aluminum - 22%	Ps.	(55)
(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.